June 1, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:        PIMCO ETF Trust (the “Trust” or “Registrant”)

              (File Nos. 033-155395 and 811-22250)

Ladies and Gentlemen:

On behalf of the Trust, enclosed for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 1 (“PEA 1”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 3 to the Registration Statement under the Investment Company Act of 1940, as amended. PEA 1 is being made to register the PIMCO 3-7 Year U.S. Treasury Index Fund, PIMCO 7-15 Year U.S. Treasury Index Fund, PIMCO 15+ Year U.S. Treasury Index Fund, PIMCO Broad U.S. TIPS Index Fund, PIMCO Short Maturity U.S. TIPS Index Fund, and PIMCO Long Maturity U.S. TIPS Index Fund, each a new series of the Trust. PEA 1 does not affect the currently effective prospectus and statement of additional information for other series of the Trust’s shares.

No fee is required in connection with this filing. If you have any questions relating to this filing, please do not hesitate to contact the undersigned at 202.261.3464 or Douglas P. Dick at 202.261.3305.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

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